PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-32

Financial Highlights	C-33

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-24

The 2012 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2012 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life
Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate
Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I	1,533,286	$15,407,418	$15,463,782
Diversified Bond	Diversified Bond Class I	332,089	2,696,870	2,721,517
Floating Rate Loan	Floating Rate Loan Class I	406,231	2,449,573	2,377,694
High Yield Bond	High Yield Bond Class I	4,688,185	25,274,340	29,562,063
Inflation Managed	Inflation Managed Class I	3,167,822	32,200,405	33,684,110
Inflation Protected	Inflation Protected Class I	21,703	223,307	234,825
Managed Bond	Managed Bond Class I	6,625,873	68,920,068	76,523,960
Short Duration Bond	Short Duration Bond Class I	460,384	4,078,900	4,337,450
Emerging Markets Debt	Emerging Markets Debt Class I	7,376	78,489	79,804
American Funds® Growth	American Funds Growth Class I	754,717	4,432,643	7,084,386
American Funds Growth-Income	American Funds Growth-Income Class I	775,529	5,751,512	8,110,226
Comstock	Comstock Class I	655,527	4,016,976	5,388,276
Dividend Growth	Dividend Growth Class I	773,313	6,097,511	7,842,074
Equity Index	Equity Index Class I	1,759,922	30,841,844	53,962,231
Focused 30	Focused 30 Class I	345,318	2,126,895	4,308,958
Growth LT	Growth LT Class I	4,506,870	61,261,560	60,273,488
Large-Cap Growth	Large-Cap Growth Class I	964,387	4,112,363	4,983,636
Large-Cap Value	Large-Cap Value Class I	1,148,007	9,562,748	13,802,978
Long/Short Large-Cap	Long/Short Large-Cap Class I	137,348	865,867	970,339
Main Street® Core	Main Street Core Class I	3,474,858	56,666,664	68,051,485
Mid-Cap Equity	Mid-Cap Equity Class I	1,360,047	12,772,865	13,526,658
Mid-Cap Growth	Mid-Cap Growth Class I	1,016,697	4,612,559	7,273,667
Mid-Cap Value	Mid-Cap Value Class I	105,703	984,953	1,032,455
Small-Cap Equity	Small-Cap Equity Class I	93,010	874,403	1,084,828
Small-Cap Growth	Small-Cap Growth Class I	811,460	5,615,886	7,875,884
Small-Cap Index	Small-Cap Index Class I	958,007	7,697,836	11,893,898
Small-Cap Value	Small-Cap Value Class I	479,012	4,375,526	5,440,428
Health Sciences	Health Sciences Class I	483,430	4,072,450	6,938,934
Real Estate	Real Estate Class I	529,093	4,621,655	8,635,692
Technology	Technology Class I	454,884	1,435,929	1,911,535
Emerging Markets	Emerging Markets Class I	1,346,272	8,586,771	19,699,737
International Large-Cap	International Large-Cap Class I	1,887,843	9,562,560	12,702,255
International Small-Cap	International Small-Cap Class I	221,894	1,206,457	1,407,232
International Value	International Value Class I	3,505,436	33,870,306	34,013,349
Currency Strategies	Currency Strategies Class I*	310	3,028	3,063
Global Absolute Return	Global Absolute Return Class I*	838	8,318	8,366
Precious Metals	Precious Metals Class I*	752	6,938	6,464
American Funds Asset Allocation	American Funds Asset Allocation Class I	178,992	2,322,950	2,765,835
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	77,004	874,702	898,487
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	212,299	2,584,362	2,828,866
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	224,159	2,821,037	3,040,857
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	4,840,181	47,748,977	51,251,292
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	6,356,671	62,061,188	66,615,470
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	17,217,159	165,246,709	177,910,116
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	11,314,301	107,296,847	115,292,843
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	4,490,559	42,007,155	44,985,855

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	625,492	7,108,783	7,862,439

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	157,775	1,405,348	1,894,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,271,886	15,161,610	18,238,844

	Fidelity® Variable Insurance Products Funds
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	3,801	39,073	39,640

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	2,473	25,593	25,495

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	192,227	1,056,153	1,632,007

See Notes to Financial Statements	See explanations of symbol on page G-2

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	51,499	$779,477	$890,927

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	8,337	156,719	165,069

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	204,327	2,496,142	2,607,219

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc.,
BlackRock is a registered trademark of BlackRock, Inc., Fidelity and FundsManager are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

*	The variable accounts did not receive any dividend or captial gain distributions from the underlying portfolios/funds during the reporting period.

See Notes to Financial Statements

G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected	Managed Bond
ASSETS
Investments in mutual funds, at value	$15,463,782	$2,721,517	$2,377,694	$29,562,063	$33,684,110	$234,825	$76,523,960
Receivables:
Due from Pacific Life Insurance Company	306,712	5,050	-	-	22,246	-	15,572
Investments sold	-	-	205,078	17,169	-	142	-
Total Assets	15,770,494	2,726,567	2,582,772	29,579,232	33,706,356	234,967	76,539,532
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	205,078	13,798	-	107	-
Investments purchased	304,214	3,562	-	-	12,512	-	5,574
Other	-	-	255	-	-	-	-
Total Liabilities	304,214	3,562	205,333	13,798	12,512	107	5,574
NET ASSETS	$15,466,280	$2,723,005	$2,377,439	$29,565,434	$33,693,844	$234,860	$76,533,958
Units Outstanding	1,002,282	212,545	248,885	712,270	834,406	21,028	1,851,232
Accumulation Unit Value	$15.43	$12.81	$9.55	$41.51	$40.38	$11.17	$41.34
Cost of Investments	$15,407,418	$2,696,870	$2,449,573	$25,274,340	$32,200,405	$223,307	$68,920,068

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$4,337,450	$79,804	$7,084,386	$8,110,226	$5,388,276	$7,842,074	$53,962,231
Receivables:
Due from Pacific Life Insurance Company	4,703	-	-	-	-	-	-
Investments sold	133	19	79,569	46,522	13,699	91,604	185,839
Total Assets	4,342,286	79,823	7,163,955	8,156,748	5,401,975	7,933,678	54,148,070
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	19	75,705	43,180	10,575	87,679	180,141
Other	-	7	-	-	-	-	-
Total Liabilities	-	26	75,705	43,180	10,575	87,679	180,141
NET ASSETS	$4,342,286	$79,797	$7,088,250	$8,113,568	$5,391,400	$7,845,999	$53,967,929
Units Outstanding	390,496	7,276	516,622	657,753	463,668	610,856	1,256,079
Accumulation Unit Value	$11.12	$10.97	$13.72	$12.34	$11.63	$12.84	$42.97
Cost of Investments	$4,078,900	$78,489	$4,432,643	$5,751,512	$4,016,976	$6,097,511	$30,841,844

	Focused 30	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$4,308,958	$60,273,488	$4,983,636	$13,802,978	$970,339	$68,051,485	$13,526,658
Receivables:
Due from Pacific Life Insurance Company	-	-	2,209	-	-	-	-
Investments sold	2,147	21,932	1,242	13,382	186	16,462	11,022
Total Assets	4,311,105	60,295,420	4,987,087	13,816,360	970,525	68,067,947	13,537,680
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,240	15,713	-	8,466	186	12,358	2,570
Other	-	-	-	-	512	-	-
Total Liabilities	1,240	15,713	-	8,466	698	12,358	2,570
NET ASSETS	$4,309,865	$60,279,707	$4,987,087	$13,807,894	$969,827	$68,055,589	$13,535,110
Units Outstanding	331,909	1,517,528	638,639	866,337	94,598	1,825,641	598,737
Accumulation Unit Value	$12.99	$39.72	$7.81	$15.94	$10.25	$37.28	$22.61
Cost of Investments	$2,126,895	$61,261,560	$4,112,363	$9,562,748	$865,867	$56,666,664	$12,772,865

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
ASSETS
Investments in mutual funds, at value	$7,273,667	$1,032,455	$1,084,828	$7,875,884	$11,893,898	$5,440,428	$6,938,934
Receivables:
Investments sold	13,000	620	2,185	11,992	26,254	9,904	7,870
Total Assets	7,286,667	1,033,075	1,087,013	7,887,876	11,920,152	5,450,332	6,946,804
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,919	620	2,185	10,902	24,452	8,147	7,566
Other	-	268	172	-	-	-	-
Total Liabilities	10,919	888	2,357	10,902	24,452	8,147	7,566
NET ASSETS	$7,275,748	$1,032,187	$1,084,656	$7,876,974	$11,895,700	$5,442,185	$6,939,238
Units Outstanding	722,400	62,383	63,526	581,838	632,785	213,076	359,843
Accumulation Unit Value	$10.07	$16.55	$17.07	$13.54	$18.80	$25.54	$19.28
Cost of Investments	$4,612,559	$984,953	$874,403	$5,615,886	$7,697,836	$4,375,526	$4,072,450

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies
ASSETS
Investments in mutual funds, at value	$8,635,692	$1,911,535	$19,699,737	$12,702,255	$1,407,232	$34,013,349	$3,063
Receivables:
Due from Pacific Life Insurance Company	-	-	7,647	-	87	-	1
Investments sold	398,462	23,827	-	24,976	1,248	145,016	-
Total Assets	9,034,154	1,935,362	19,707,384	12,727,231	1,408,567	34,158,365	3,064
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	395,822	23,827	-	15,312	-	139,669	-
Investments purchased	-	-	3,377	-	-	-	1
Other	-	14	-	-	-	-	-
Total Liabilities	395,822	23,841	3,377	15,312	-	139,669	1
NET ASSETS	$8,638,332	$1,911,521	$19,704,007	$12,711,919	$1,408,567	$34,018,696	$3,063
Units Outstanding	219,620	317,059	613,911	1,113,642	160,574	2,135,574	311
Accumulation Unit Value	$39.33	$6.03	$32.10	$11.41	$8.77	$15.93	$9.86
Cost of Investments	$4,621,655	$1,435,929	$8,586,771	$9,562,560	$1,206,457	$33,870,306	$3,028

	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$8,366	$6,464	$2,765,835	$898,487	$2,828,866	$3,040,857	$51,251,292
Receivables:
Due from Pacific Life Insurance Company	-	257	-	-	-	-	5,364
Investments sold	1	-	566	94	409	405	-
Total Assets	8,367	6,721	2,766,401	898,581	2,829,275	3,041,262	51,256,656
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	-	566	94	409	405	-
Investments purchased	-	257	-	-	-	-	5,364
Other	-	-	235	43	157	126	5,863
Total Liabilities	1	257	801	137	566	531	11,227
NET ASSETS	$8,366	$6,464	$2,765,600	$898,444	$2,828,709	$3,040,731	$51,245,429
Units Outstanding	841	756	170,975	66,290	197,044	201,445	4,776,681
Accumulation Unit Value	$9.95	$8.55	$16.18	$13.55	$14.36	$15.09	$10.73
Cost of Investments	$8,318	$6,938	$2,322,950	$874,702	$2,584,362	$2,821,037	$47,748,977

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Global Allocation V.I. Class III

ASSETS
Investments in mutual funds, at value	$66,615,470	$177,910,116	$115,292,843	$44,985,855	$7,862,439	$1,894,874	$18,238,844
Receivables:
Due from Pacific Life Insurance Company	-	-	88,782	-	-	-	-

Investments sold	21,752	648,582	-	138,349	1,633	211	2,176

Total Assets	66,637,222	178,558,698	115,381,625	45,124,204	7,864,072	1,895,085	18,241,020

LIABILITIES
Due to Pacific Life Insurance Company	21,752	648,582	-	138,349	1,633	211	2,176

Investments purchased	-	-	88,782	-	-	-	-

Other	7,606	20,914	13,521	5,317	399	80	1,697

Total Liabilities	29,358	669,496	102,303	143,666	2,032	291	3,873

NET ASSETS	$66,607,864	$177,889,202	$115,279,322	$44,980,538	$7,862,040	$1,894,794	$18,237,147

Units Outstanding	6,295,721	17,108,972	11,293,959	4,500,011	483,083	186,593	1,723,178

Accumulation Unit Value	$10.58	$10.40	$10.21	$10.00	$16.27	$10.15	$10.58

Cost of Investments	$62,061,188	$165,246,709	$107,296,847	$42,007,155	$7,108,783	$1,405,348	$15,161,610

		First Trust/	Franklin
	Fidelity VIP	Dow Jones	Templeton VIP	GE	MFS
	FundsManager	Dividend &	Founding Funds	Investments	Total Return	PIMCO Global
	60% Service	Income	Allocation	Total Return	Series -	Multi-Asset -
	Class 2	Allocation	Class 4	Class 3	Service Class	Advisor Class

ASSETS
Investments in mutual funds, at value	$39,640	$25,495	$1,632,007	$890,927	$165,069	$2,607,219
Receivables:
Investments sold	4	3	243	98	256	344

Total Assets	39,644	25,498	1,632,250	891,025	165,325	2,607,563

LIABILITIES
Due to Pacific Life Insurance Company	4	3	243	98	256	231

Other	2	1	73	60	13	-

Total Liabilities	6	4	316	158	269	231

NET ASSETS	$39,638	$25,494	$1,631,934	$890,867	$165,056	$2,607,332

Units Outstanding	3,876	2,463	159,856	62,075	15,837	233,329

Accumulation Unit Value	$10.23	$10.35	$10.21	$14.35	$10.42	$11.17

Cost of Investments	$39,073	$25,593	$1,056,153	$779,477	$156,719	$2,496,142

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

INVESTMENT INCOME
Dividends from mutual fund investments	$192	$82,325	$127,162	$1,920,647	$787,680	$1,307	$3,932,561

EXPENSES
Mortality and expense risk fees	217,967	38,833	32,116	356,378	431,282	5,920	990,555

Net Investment Income (Loss)	(217,775)	43,492	95,046	1,564,269	356,398	(4,613)	2,942,006

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	18,433	(311,006)	(236,714)	113,574	223,996	2,391	653,855

Capital gain distributions from mutual fund investments	-	25,646	-	-	5,470,273	1,132	88,293

Realized Gain (Loss) on Investments	18,433	(285,360)	(236,714)	113,574	5,694,269	3,523	742,148

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(18,626)	461,551	317,237	1,978,498	(3,243,335)	18,152	3,413,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($217,968)	$219,683	$175,569	$3,656,341	$2,807,332	$17,062	$7,098,139

	Short Duration	Emerging	American Funds	American Funds		Dividend	Equity
	Bond	Markets Debt (1)	Growth	Growth-Income	Comstock	Growth	Index

INVESTMENT INCOME
Dividends from mutual fund investments	$34,760	$1,734	$11,798	$89,332	$96,852	$127,953	$1,268,155

EXPENSES
Mortality and expense risk fees	57,044	283	94,370	103,559	61,459	99,887	694,832

Net Investment Income (Loss)	(22,284)	1,451	(82,572)	(14,227)	35,393	28,066	573,323

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	17,764	2	644,468	110,327	52,234	89,688	2,278,485

Capital gain distributions from mutual fund investments	-	-	-	-	241,729	169,891	-

Realized Gain on Investments	17,764	2	644,468	110,327	293,963	259,579	2,278,485

CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	92,388	1,315	555,731	1,113,629	434,313	709,155	4,537,329

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,868	$2,768	$1,117,627	$1,209,729	$763,669	$996,800	$7,389,137

	Focused	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap
	30	LT	Growth	Value	Large-Cap	Core	Equity

INVESTMENT INCOME
Dividends from mutual fund investments	$-	$537,688	$-	$267,146	$7,989	$694,188	$94,953

EXPENSES
Mortality and expense risk fees	54,449	770,589	54,000	175,623	14,873	863,930	181,775

Net Investment Income (Loss)	(54,449)	(232,901)	(54,000)	91,523	(6,884)	(169,742)	(86,822)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	104,979	615,862	(65,499)	180,952	21,405	618,502	114,969

Capital gain distributions from mutual fund investments	436,668	21,013,480	662,522	353,661	169,959	2,979,218	3,035,387

Realized Gain on Investments	541,647	21,629,342	597,023	534,613	191,364	3,597,720	3,150,356

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	335,414	(11,901,139)	45,860	1,291,619	(2,293)	6,542,347	(2,200,461)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$822,612	$9,495,302	$588,883	$1,917,755	$182,187	$9,970,325	$863,073

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences
INVESTMENT INCOME
Dividends from mutual fund investments	$31,550	$11,136	$18,324	$6,427	$122,799	$108,881	$-
EXPENSES
Mortality and expense risk fees	105,377	10,224	16,054	105,741	152,234	71,489	86,203
Net Investment Income (Loss)	(73,827)	912	2,270	(99,314)	(29,435)	37,392	(86,203)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	583,236	(33,650)	41,675	324,286	558,426	116,734	1,336
Capital gain distributions from mutual fund investments	1,936,123	73,180	65,655	1,172,762	196,865	628,339	348,083
Realized Gain on Investments	2,519,359	39,530	107,330	1,497,048	755,291	745,073	349,419
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(1,942,807)	64,568	57,395	(476,419)	932,950	(258,476)	1,080,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$502,725	$105,010	$166,995	$921,315	$1,658,806	$523,989	$1,343,498

	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	Currency Strategies (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$105,974	$-	$140,871	$180,870	$35,786	$1,118,374	$-
EXPENSES
Mortality and expense risk fees	117,710	27,330	234,013	150,077	12,354	417,558	5
Net Investment Income (Loss)	(11,736)	(27,330)	(93,142)	30,793	23,432	700,816	(5)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	228,108	12,181	196,838	304,579	(2,914)	(966,108)	-
Capital gain distributions from mutual fund investments	408,506	195,364	1,982,853	-	-	-	-
Realized Gain (Loss) on Investments	636,614	207,545	2,179,691	304,579	(2,914)	(966,108)	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	569,412	(86,710)	1,266,169	1,991,857	154,870	5,297,153	35
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,194,290	$93,505	$3,352,718	$2,327,229	$175,388	$5,031,861	$30

	Global Absolute Return (1)	Precious Metals (1)	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends from mutual fund investments	$-	$-	$44,138	$12,477	$39,859	$41,339	$1,211,646
EXPENSES
Mortality and expense risk fees	4	11	27,632	10,784	38,657	34,365	664,025
Net Investment Income (Loss)	(4)	(11)	16,506	1,693	1,202	6,974	547,621
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	-	(1)	41,753	(5,006)	10,626	(3,561)	461,696
Capital gain distributions from mutual fund investments	-	-	40,773	34,227	53,600	92,899	60,305
Realized Gain (Loss) on Investments	-	(1)	82,526	29,221	64,226	89,338	522,001
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	49	(474)	236,600	35,026	229,446	223,309	3,465,243
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45	($486)	$335,632	$65,940	$294,874	$319,621	$4,534,865

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced- Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B	BlackRock Global Allocation V.I. Class III
INVESTMENT INCOME
Dividends from mutual fund investments	$1,487,807	$3,572,108	$1,961,685	$628,108	$59,603	$34,973	$266,491
EXPENSES
Mortality and expense risk fees	837,488	2,288,290	1,494,427	589,807	93,480	23,243	234,986

Net Investment Income (Loss)	650,319	1,283,818	467,258	38,301	(33,877)	11,730	31,505

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	380,021	928,950	662,631	190,819	3,009	10,467	26,826
Capital gain distributions from mutual fund investments	10,669	-	-	-	27,303	-	60,055

Realized Gain on Investments	390,690	928,950	662,631	190,819	30,312	10,467	86,881

CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	5,481,940	17,435,884	12,954,421	5,790,589	632,327	186,295	1,419,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,522,949	$19,648,652	$14,084,310	$6,019,709	$628,762	$208,492	$1,538,090

	Fidelity VIP FundsManager 60% Service Class 2 (1)	First Trust/ Dow Jones Dividend & Income Allocation (1)	Franklin Templeton VIP Founding Funds Allocation Class 4	GE Investments Total Return Class 3	MFS Total Return Series - Service Class	PIMCO Global Multi-Asset - Advisor Class
INVESTMENT INCOME
Dividends from mutual fund investments	$505	$313	$42,035	$11,830	$4,722	$84,514
EXPENSES
Mortality and expense risk fees	329	156	19,415	11,039	1,686	32,876
Net Investment Income	176	157	22,620	791	3,036	51,638
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(13)	47	7,439	788	754	(19,316)
Capital gain distributions from mutual fund investments	127	-	-	-	-	10,075
Realized Gain (Loss) on Investments	114	47	7,439	788	754	(9,241)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	567	(98)	168,375	101,425	9,381	144,314
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$857	$106	$198,434	$103,004	$13,171	$186,711

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011

	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($217,775)	($291,063)	$43,492	$1,187,888	$95,046	$1,300,246
Realized gain (loss) on investments	18,433	17,651	(285,360)	1,440,614	(236,714)	(1,154,532)
Change in net unrealized appreciation (depreciation) on investments	(18,626)	(17,750)	461,551	(1,572,563)	317,237	78,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,968)	(291,162)	219,683	1,055,939	175,569	224,271
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	686,196	421,181	41,170	379,596	9,904	187,781
Transfers between variable and fixed accounts, net	(1,229,761)	5,509,653	(791,932)	(37,235,467)	(893,446)	(13,064,758)
Contract charges and deductions	(601,047)	(992,340)	(95,184)	(591,416)	(31,320)	(237,780)
Surrenders	(3,555,363)	(9,660,055)	(293,722)	(2,144,374)	(103,576)	(883,424)
Other	379	483	204	4,099	7	1,227
Net Decrease in Net Assets Derived from Contract Owner Transactions	(4,699,596)	(4,721,078)	(1,139,464)	(39,587,562)	(1,018,431)	(13,996,954)
NET DECREASE IN NET ASSETS	(4,917,564)	(5,012,240)	(919,781)	(38,531,623)	(842,862)	(13,772,683)
NET ASSETS
Beginning of Year	20,383,844	25,396,084	3,642,786	42,174,409	3,220,301	16,992,984
End of Year	$15,466,280	$20,383,844	$2,723,005	$3,642,786	$2,377,439	$3,220,301

	High Yield Bond		Inflation Managed		Inflation Protected (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,564,269	$3,270,496	$356,398	$1,796,099	($4,613)	$9,049
Realized gain on investments	113,574	496,666	5,694,269	11,248,727	3,523	3,171
Change in net unrealized appreciation (depreciation) on investments	1,978,498	(2,734,545)	(3,243,335)	(6,830,492)	18,152	(6,634)
Net Increase in Net Assets Resulting from Operations	3,656,341	1,032,617	2,807,332	6,214,334	17,062	5,586
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	195,659	376,892	193,674	754,156	89	12
Transfers between variable and fixed accounts, net	2,098,999	(14,878,798)	803,536	(53,431,301)	(248,155)	493,486
Contract charges and deductions	(797,186)	(754,040)	(1,061,500)	(1,580,491)	(745)	(523)
Surrenders	(2,397,355)	(3,051,233)	(3,666,238)	(6,205,549)	(27,875)	(4,113)
Other	673	1,412	1,511	6,882	20	16
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(899,210)	(18,305,767)	(3,729,017)	(60,456,303)	(276,666)	488,878
NET INCREASE (DECREASE) IN NET ASSETS	2,757,131	(17,273,150)	(921,685)	(54,241,969)	(259,604)	494,464
NET ASSETS
Beginning of Year or Period	26,808,303	44,081,453	34,615,529	88,857,498	494,464	—
End of Year or Period	$29,565,434	$26,808,303	$33,693,844	$34,615,529	$234,860	$494,464

(1)	Operations commenced on June 28, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	Managed Bond		Short Duration Bond		Emerging Markets Debt (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,942,006	$3,773,322	($22,284)	$75,122	$1,451
Realized gain on investments	742,148	10,283,012	17,764	20,783	2
Change in net unrealized appreciation (depreciation) on investments	3,413,985	(10,376,353)	92,388	(42,122)	1,315
Net Increase in Net Assets Resulting from Operations	7,098,139	3,679,981	87,868	53,783	2,768
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	799,947	1,424,484	19,449	249,636	-
Transfers between variable and fixed accounts, net	(2,661,353)	(64,891,525)	(124,152)	(21,118,116)	77,609
Contract charges and deductions	(2,407,513)	(3,114,931)	(168,809)	(381,440)	(38)
Surrenders	(7,794,028)	(11,730,915)	(378,857)	(1,558,508)	(535)
Other	1,674	9,095	192	2,327	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,061,273)	(78,303,792)	(652,177)	(22,806,101)	77,029
NET INCREASE (DECREASE) IN NET ASSETS	(4,963,134)	(74,623,811)	(564,309)	(22,752,318)	79,797
NET ASSETS
Beginning of Year or Period	81,497,092	156,120,903	4,906,595	27,658,913	-
End of Year or Period	$76,533,958	$81,497,092	$4,342,286	$4,906,595	$79,797

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($82,572)	($154,585)	($14,227)	($116,393)	$35,393	$270,690
Realized gain (loss) on investments	644,468	373,897	110,327	(1,260,857)	293,963	4,798,997
Change in net unrealized appreciation (depreciation) on investments	555,731	(674,749)	1,113,629	1,049,895	434,313	(5,016,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,117,627	(455,437)	1,209,729	(327,355)	763,669	53,319
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,494	144,401	18,684	179,581	8,957	226,467
Transfers between variable and fixed accounts, net	(817,330)	(9,724,301)	(253,977)	(13,778,000)	446,047	(25,124,883)
Contract charges and deductions	(230,185)	(190,381)	(214,809)	(308,807)	(68,922)	(370,315)
Surrenders	(914,848)	(1,650,170)	(806,996)	(1,850,752)	(427,391)	(1,894,919)
Other	908	921	758	1,395	759	2,000
Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,933,961)	(11,419,530)	(1,256,340)	(15,756,583)	(40,550)	(27,161,650)
NET INCREASE (DECREASE) IN NET ASSETS	(816,334)	(11,874,967)	(46,611)	(16,083,938)	723,119	(27,108,331)
NET ASSETS
Beginning of Year	7,904,584	19,779,551	8,160,179	24,244,117	4,668,281	31,776,612
End of Year	$7,088,250	$7,904,584	$8,113,568	$8,160,179	$5,391,400	$4,668,281

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
	Dividend Growth		Equity Index		Focused 30
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28,066	$112,334	$573,323	$768,071	($54,449)	($65,711)
Realized gain on investments	259,579	1,745,185	2,278,485	12,213,561	541,647	1,040,933
Change in net unrealized appreciation (depreciation) on investments	709,155	(1,401,793)	4,537,329	(12,300,188)	335,414	(1,488,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	996,800	455,726	7,389,137	681,444	822,612	(513,303)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	47,789	142,747	329,377	585,574	41,895	44,916
Transfers between variable and fixed accounts, net	(350,497)	(10,671,544)	(1,497,855)	(24,122,360)	56,635	(1,608,897)
Contract charges and deductions	(220,723)	(379,658)	(1,382,222)	(2,050,503)	(119,390)	(85,950)
Surrenders	(658,060)	(2,206,560)	(4,360,583)	(7,078,538)	(366,834)	(494,916)
Other	681	1,357	586	3,899	724	(3)
Net Decrease in Net Assets Derived from Contract
Owner Transactions	(1,180,810)	(13,113,658)	(6,910,697)	(32,661,928)	(386,970)	(2,144,850)
NET INCREASE (DECREASE) IN NET ASSETS	(184,010)	(12,657,932)	478,440	(31,980,484)	435,642	(2,658,153)
NET ASSETS
Beginning of Year	8,030,009	20,687,941	53,489,489	85,469,973	3,874,223	6,532,376
End of Year	$7,845,999	$8,030,009	$53,967,929	$53,489,489	$4,309,865	$3,874,223

	Growth LT		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($232,901)	($224,098)	($54,000)	($138,642)	$91,523	$690,442
Realized gain on investments	21,629,342	7,937,018	597,023	4,324,999	534,613	6,399,338
Change in net unrealized appreciation (depreciation) on investments	(11,901,139)	(12,630,906)	45,860	(3,937,141)	1,291,619	(5,138,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,495,302	(4,917,986)	588,883	249,216	1,917,755	1,951,096
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	556,178	517,143	55,321	149,966	145,892	455,260
Transfers between variable and fixed accounts, net	(2,356,378)	(15,614,006)	1,412,950	(14,903,236)	(136,295)	(35,843,646)
Contract charges and deductions	(1,338,690)	(1,501,260)	(38,003)	(228,249)	(366,281)	(818,951)
Surrenders	(4,798,800)	(6,670,463)	(348,055)	(1,093,350)	(1,394,438)	(3,241,428)
Other	725	6,471	719	1,209	815	(189)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,936,965)	(23,262,115)	1,082,932	(16,073,660)	(1,750,307)	(39,448,954)
NET INCREASE (DECREASE) IN NET ASSETS	1,558,337	(28,180,101)	1,671,815	(15,824,444)	167,448	(37,497,858)
NET ASSETS
Beginning of Year	58,721,370	86,901,471	3,315,272	19,139,716	13,640,446	51,138,304
End of Year	$60,279,707	$58,721,370	$4,987,087	$3,315,272	$13,807,894	$13,640,446

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,884)	$6,518	($169,742)	($128,230)	($86,822)	($195,540)

Realized gain on investments	191,364	2,275,693	3,597,720	6,098,503	3,150,356	8,729,410

Change in net unrealized appreciation (depreciation) on investments	(2,293)	(2,144,339)	6,542,347	(6,857,268)	(2,200,461)	(9,519,874)

Net Increase (Decrease) in Net Assets Resulting from Operations	182,187	137,872	9,970,325	(886,995)	863,073	(986,004)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,001	205,846	392,184	576,670	91,557	263,694

Transfers between variable and fixed accounts, net	(347,206)	(19,232,492)	(1,509,101)	(14,344,530)	(755,599)	(21,353,211)

Contract charges and deductions	(3,991)	(236,695)	(1,468,259)	(2,629,543)	(279,937)	(439,337)

Surrenders	(59,047)	(1,109,980)	(5,532,510)	(7,503,501)	(1,311,268)	(2,690,676)

Other	115	1,648	497	358	1,219	162

Net Decrease in Net Assets Derived from Contract Owner Transactions	(402,128)	(20,371,673)	(8,117,189)	(23,900,546)	(2,254,028)	(24,219,368)

NET INCREASE (DECREASE) IN NET ASSETS	(219,941)	(20,233,801)	1,853,136	(24,787,541)	(1,390,955)	(25,205,372)

NET ASSETS
Beginning of Year	1,189,768	21,423,569	66,202,453	90,989,994	14,926,065	40,131,437

End of Year	$969,827	$1,189,768	$68,055,589	$66,202,453	$13,535,110	$14,926,065

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($73,827)	($221,456)	$912	$334,399	$2,270	($1,429)

Realized gain on investments	2,519,359	8,273,186	39,530	5,219,373	107,330	2,662,852

Change in net unrealized appreciation (depreciation) on investments	(1,942,807)	(8,240,290)	64,568	(5,266,205)	57,395	(2,852,173)

Net Increase (Decrease) in Net Assets Resulting from Operations	502,725	(188,560)	105,010	287,567	166,995	(190,750)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	76,556	234,238	9,265	132,693	1,719	106,633

Transfers between variable and fixed accounts, net	(1,603,737)	(14,295,156)	377,572	(15,172,128)	(341,559)	(11,334,487)

Contract charges and deductions	(97,032)	(286,565)	(5,918)	(197,183)	(32,379)	(114,872)

Surrenders	(702,683)	(1,700,399)	(156,906)	(911,210)	(74,737)	(651,675)

Other	258	(52)	154	1,261	232	1,335

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,326,638)	(16,047,934)	224,167	(16,146,567)	(446,724)	(11,993,066)

NET INCREASE (DECREASE) IN NET ASSETS	(1,823,913)	(16,236,494)	329,177	(15,859,000)	(279,729)	(12,183,816)

NET ASSETS
Beginning of Year	9,099,661	25,336,155	703,010	16,562,010	1,364,385	13,548,201

End of Year	$7,275,748	$9,099,661	$1,032,187	$703,010	$1,084,656	$1,364,385

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($99,314)	($160,946)	($29,435)	($103,162)	$37,392	$28,760
Realized gain on investments	1,497,048	3,834,539	755,291	863,850	745,073	2,717,957
Change in net unrealized appreciation (depreciation) on investments	(476,419)	(3,952,601)	932,950	(1,522,578)	(258,476)	(2,499,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	921,315	(279,008)	1,658,806	(761,890)	523,989	247,190
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	51,524	84,912	67,119	133,474	37,543	121,423
Transfers between variable and fixed accounts, net	(613,909)	(6,566,778)	(358,497)	(2,145,543)	(366,432)	(7,604,967)
Contract charges and deductions	(192,099)	(223,834)	(285,539)	(191,827)	(78,018)	(129,250)
Surrenders	(916,484)	(1,307,533)	(1,111,425)	(1,728,704)	(693,251)	(927,170)
Other	352	(352)	(280)	(1,051)	320	(380)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,670,616)	(8,013,585)	(1,688,622)	(3,933,651)	(1,099,838)	(8,540,344)
NET DECREASE IN NET ASSETS	(749,301)	(8,292,593)	(29,816)	(4,695,541)	(575,849)	(8,293,154)
NET ASSETS
Beginning of Year	8,626,275	16,918,868	11,925,516	16,621,057	6,018,034	14,311,188
End of Year	$7,876,974	$8,626,275	$11,895,700	$11,925,516	$5,442,185	$6,018,034
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($86,203)	($66,094)	($11,736)	($153,532)	($27,330)	($39,008)
Realized gain on investments	349,419	281,511	636,614	2,724,557	207,545	686,088
Change in net unrealized appreciation (depreciation) on investments	1,080,282	270,999	569,412	(1,861,980)	(86,710)	(850,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343,498	486,416	1,194,290	709,045	93,505	(203,048)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	62,656	31,500	78,001	98,461	13,447	36,649
Transfers between variable and fixed accounts, net	638,730	352,903	72,457	(6,232,470)	(13,136)	(879,272)
Contract charges and deductions	(112,563)	(67,521)	(206,184)	(277,507)	(36,693)	(103,153)
Surrenders	(540,291)	(449,219)	(941,464)	(979,242)	(222,224)	(259,681)
Other	293	(1,238)	69	(484)	18	(1,291)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	48,825	(133,575)	(997,121)	(7,391,242)	(258,588)	(1,206,748)
NET INCREASE (DECREASE) IN NET ASSETS	1,392,323	352,841	197,169	(6,682,197)	(165,083)	(1,409,796)
NET ASSETS
Beginning of Year	5,546,915	5,194,074	8,441,163	15,123,360	2,076,604	3,486,400
End of Year	$6,939,238	$5,546,915	$8,638,332	$8,441,163	$1,911,521	$2,076,604

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($93,142)	$147,759	$30,793	$525,715	$23,432	$334,096
Realized gain (loss) on investments	2,179,691	12,499,555	304,579	2,459,879	(2,914)	(53,385)
Change in net unrealized appreciation (depreciation) on investments	1,266,169	(18,062,818)	1,991,857	(4,262,740)	154,870	(299,600)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,352,718	(5,415,504)	2,327,229	(1,277,146)	175,388	(18,889)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	112,766	209,444	89,107	307,273	11,141	88,903
Transfers between variable and fixed accounts, net	1,154,408	(18,638,341)	(34,049)	(26,115,313)	412,120	(11,338,292)
Contract charges and deductions	(288,079)	(640,216)	(336,745)	(521,070)	(15,030)	(123,025)
Surrenders	(1,822,911)	(2,659,230)	(1,283,250)	(2,759,106)	(107,152)	(640,762)
Other	1,349	1,217	2,143	1,383	468	646
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(842,467)	(21,727,126)	(1,562,794)	(29,086,833)	301,547	(12,012,530)
NET INCREASE (DECREASE) IN NET ASSETS	2,510,251	(27,142,630)	764,435	(30,363,979)	476,935	(12,031,419)
NET ASSETS
Beginning of Year	17,193,756	44,336,386	11,947,484	42,311,463	931,632	12,963,051
End of Year	$19,704,007	$17,193,756	$12,711,919	$11,947,484	$1,408,567	$931,632

	International Value		Currency Strategies (1)		Global Absolute Return (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$700,816	$3,076,056	($5)		($4)
Realized gain (loss) on investments	(966,108)	(756,840)	-		-
Change in net unrealized appreciation (depreciation) on investments	5,297,153	(7,867,203)	35		49
Net Increase (Decrease) in Net Assets Resulting from Operations	5,031,861	(5,547,987)	30		45
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	280,907	450,048	-		-
Transfers between variable and fixed accounts, net	(542,587)	(16,172,657)	3,034		8,323
Contract charges and deductions	(810,052)	(957,184)	(1)		(1)
Surrenders	(2,572,390)	(4,821,181)	-		-
Other	211	1,568	-		(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,643,911)	(21,499,406)	3,033		8,321
NET INCREASE (DECREASE) IN NET ASSETS	1,387,950	(27,047,393)	3,063		8,366
NET ASSETS
Beginning of Year or Period	32,630,746	59,678,139	-		-
End of Year or Period	$34,018,696	$32,630,746	$3,063		$8,366

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Precious Metals (1)		American Funds Asset Allocation		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11)		$16,506	$27,582	$1,693	$12,791
Realized gain (loss) on investments	(1)		82,526	(4,767)	29,221	55,131
Change in net unrealized appreciation (depreciation) on investments	(474)		236,600	(43,756)	35,026	(50,776)
Net Increase (Decrease) in Net Assets Resulting from Operations	(486)		335,632	(20,941)	65,940	17,146
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		5,286	2,208	90	32,539
Transfers between variable and fixed accounts, net	7,068		1,246,108	114,515	(56,886)	39,893
Contract charges and deductions	(1)		(12,071)	(24,824)	(2,115)	(2,340)
Surrenders	(117)		(81,994)	(72,792)	(66,701)	(81,665)
Other	-		(17)	(58)	1	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,950		1,157,312	19,049	(125,611)	(11,575)
NET INCREASE (DECREASE) IN NET ASSETS	6,464		1,492,944	(1,892)	(59,671)	5,571
NET ASSETS
Beginning of Year or Period	-		1,272,656	1,274,548	958,115	952,544
End of Year or Period	$6,464		$2,765,600	$1,272,656	$898,444	$958,115

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,202	$31,763	$6,974	$12,835	$547,621	$123,755
Realized gain (loss) on investments	64,226	48,710	89,338	26,938	522,001	(27,816)
Change in net unrealized appreciation (depreciation) on investments	229,446	(103,499)	223,309	(138,014)	3,465,243	37,072
Net Increase (Decrease) in Net Assets Resulting from Operations	294,874	(23,026)	319,621	(98,241)	4,534,865	133,011
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,197	570,363	15,950	42,647	523,335	294,677
Transfers between variable and fixed accounts, net	543,153	846,708	371,890	1,125,781	(2,812,071)	57,578,017
Contract charges and deductions	(503,661)	(4,231)	(7,003)	(5,888)	(4,149,903)	(333,828)
Surrenders	(133,623)	(692,895)	(97,738)	(263,550)	(2,848,723)	(1,668,782)
Other	(12)	16,144	(28)	(387)	544	(5,713)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(91,946)	736,089	283,071	898,603	(9,286,818)	55,864,371
NET INCREASE (DECREASE) IN NET ASSETS	202,928	713,063	602,692	800,362	(4,751,953)	55,997,382
NET ASSETS
Beginning of Year or Period	2,625,781	1,912,718	2,438,039	1,637,677	55,997,382	-
End of Year or Period	$2,828,709	$2,625,781	$3,040,731	$2,438,039	$51,245,429	$55,997,382

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on May 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Portfolio Optimization Moderate-Conservative (1)		Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$650,319	$62,924	$1,283,818	$39,936	$467,258	($152,721)
Realized gain (loss) on investments	390,690	(309,888)	928,950	(725,238)	662,631	(637,999)
Change in net unrealized appreciation (depreciation) on investments	5,481,940	(927,658)	17,435,884	(4,772,477)	12,954,421	(4,958,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,522,949	(1,174,622)	19,648,652	(5,457,779)	14,084,310	(5,749,146)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,258,156	195,866	2,099,955	1,535,826	1,080,056	1,083,376
Transfers between variable and fixed accounts, net	943,320	68,862,589	1,138,467	188,812,170	(9,423,653)	129,772,903
Contract charges and deductions	(2,357,282)	(580,110)	(5,428,954)	(1,723,771)	(1,029,958)	(1,756,814)
Surrenders	(4,467,926)	(2,587,766)	(13,627,597)	(9,108,049)	(7,238,695)	(5,528,440)
Other	(1,700)	(5,610)	19,851	(19,569)	(1,866)	(12,751)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,625,432)	65,884,969	(15,798,278)	179,496,607	(16,614,116)	123,558,274
NET INCREASE (DECREASE) IN NET ASSETS	1,897,517	64,710,347	3,850,374	174,038,828	(2,529,806)	117,809,128
NET ASSETS
Beginning of Year or Period	64,710,347	-	174,038,828	-	117,809,128	-
End of Year or Period	$66,607,864	$64,710,347	$177,889,202	$174,038,828	$115,279,322	$117,809,128

	Portfolio Optimization Aggressive-Growth (3)		Invesco V.I. Balanced-Risk Multi- Asset Series II		AllianceBernstein VPS Balanced Wealth Strategy Class B
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,301	($99,440)	($33,877)	($19,024)	$11,730	$27,592
Realized gain (loss) on investments	190,819	(284,207)	30,312	47,328	10,467	5,693
Change in net unrealized appreciation (depreciation) on investments	5,790,589	(2,811,889)	632,327	85,846	186,295	(141,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,019,709	(3,195,536)	628,762	114,150	208,492	(107,810)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	526,581	152,675	304,842	62,279	991	679
Transfers between variable and fixed accounts, net	(2,573,860)	52,945,092	1,480,190	5,940,208	44,025	(366,914)
Contract charges and deductions	(474,405)	(227,804)	(40,683)	(10,106)	(7,395)	(15,577)
Surrenders	(5,408,063)	(2,776,943)	(793,783)	(88,142)	(158,049)	(361,390)
Other	677	(7,585)	(974)	(265)	(7)	31
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,929,070)	50,085,435	949,592	5,903,974	(120,435)	(743,171)
NET INCREASE (DECREASE) IN NET ASSETS	(1,909,361)	46,889,899	1,578,354	6,018,124	88,057	(850,981)
NET ASSETS
Beginning of Year or Period	46,889,899	-	6,283,686	265,562	1,806,737	2,657,718
End of Year or Period	$44,980,538	$46,889,899	$7,862,040	$6,283,686	$1,894,794	$1,806,737

(1) Operations commenced on May 3, 2011.

(2) Operations commenced on May 12, 2011.

(3) Operations commenced on June 24, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Period Ended December 31, 2011
	BlackRock Global Allocation V.I. Class III		Fidelity VIP Funds Manager 60% Service Class 2 (1)		First Trust/Dow Jones Dividend & Income Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$31,505	$199,717	$176		$157
Realized gain on investments	86,881	464,343	114		47
Change in net unrealized appreciation (depreciation) on investments	1,419,704	(1,635,506)	567		(98)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,538,090	(971,446)	857		106
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,550	174,199	-		-
Transfers between variable and fixed accounts, net	(34,230)	2,526,542	41,674		25,401
Contract charges and deductions	(309,032)	(504,954)	(526)		(13)
Surrenders	(1,445,245)	(2,260,426)	(2,365)		-
Other	(60)	208	(2)		-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,717,017)	(64,431)	38,781		25,388
NET INCREASE (DECREASE) IN NET ASSETS	(178,927)	(1,035,877)	39,638		25,494
NET ASSETS
Beginning of Year or Period	18,416,074	19,451,951	-		-
End of Year or Period	$18,237,147	$18,416,074	$39,638		$25,494

	Franklin Templeton VIP Founding Funds Allocation Class 4		GE Investments Total Return Class 3		MFS Total Return Series - Service Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,620	($21,335)	$791	$4,198	$3,036	$327
Realized gain (loss) on investments	7,439	19,909	788	(5,590)	754	(20)
Change in net unrealized appreciation (depreciation) on investments	168,375	(47,491)	101,425	(58,299)	9,381	(1,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	198,434	(48,917)	103,004	(59,691)	13,171	(725)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,858	3,980	2,085	11,553	1,749	-
Transfers between variable and fixed accounts, net	36,294	44,765	(360,402)	265,979	156,007	35,300
Contract charges and deductions	(8,946)	(16,470)	(50,019)	(20,314)	(475)	(24)
Surrenders	(93,156)	(309,087)	(29,048)	(31,678)	(39,891)	(107)
Other	(9)	8	12	(62)	52	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(49,959)	(276,804)	(437,372)	225,478	117,442	35,168
NET INCREASE (DECREASE) IN NET ASSETS	148,475	(325,721)	(334,368)	165,787	130,613	34,443
NET ASSETS
Beginning of Year or Period	1,483,459	1,809,180	1,225,235	1,059,448	34,443	-
End of Year or Period	$1,631,934	$1,483,459	$890,867	$1,225,235	$165,056	$34,443

(1) Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on May 9, 2011.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended December 31, 2012	Year Ended December 31, 2011
	PIMCO Global Multi-Asset - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$51,638	$14,339
Realized loss on investments	(9,241)	(1,209)
Change in net unrealized appreciation (depreciation) on investments	144,314	(108,367)
Net Increase (Decrease) in Net Assets Resulting from Operations	186,711	(95,237)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,085	12,188
Transfers between variable and fixed accounts, net	205,988	1,281,710
Contract charges and deductions	(177,429)	(19,025)
Surrenders	(204,666)	(133,060)
Other	83	(193)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(161,939)	1,141,620
NET INCREASE IN NET ASSETS	24,772	1,046,383
NET ASSETS
Beginning of Year	2,582,560	1,536,177
End of Year	$2,607,332	$2,582,560

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

Variable Accounts For Each Year or Period Ended	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Cash Management
2012 (5)	$15.43	1,002,282	$15,466,280	0.00%	1.25%	(1.25%)
2011	15.63	1,304,507	20,383,844	0.00%	1.25%	(1.24%)
2010	15.82	1,605,133	25,396,084	0.01%	1.25%	(1.29%)
2009	16.03	1,798,904	28,835,154	0.23%	1.25%	(1.07%)
2008	16.20	3,663,027	59,353,275	2.15%	1.25%	1.09%
Diversified Bond
2012	$12.81	212,545	$2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
2009	10.72	3,157,660	33,859,752	3.55%	1.25%	12.72%
2008	9.51	3,278,293	31,187,066	3.72%	1.25%	(8.95%)
Floating Rate Loan
2012	$9.55	248,885	$2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
2009	8.34	1,930,879	16,110,114	4.68%	1.25%	22.76%
2008	6.80	1,721,223	11,697,869	6.85%	1.25%	(30.16%)
High Yield Bond
2012	$41.51	712,270	$29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
2009	31.56	1,498,986	47,305,416	8.04%	1.25%	38.14%
2008	22.85	1,378,858	31,500,916	8.04%	1.25%	(23.17%)
Inflation Managed
2012	$40.38	834,406	$33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
2009	31.36	2,894,117	90,764,171	3.98%	1.25%	19.30%
2008	26.29	3,358,151	88,278,356	2.70%	1.25%	(10.47%)
Inflation Protected
2012	$11.17	21,028	$234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
2012	$41.34	1,851,232	$76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
2009	34.26	4,069,186	139,414,784	6.63%	1.25%	19.51%
2008	28.67	4,580,948	131,330,181	4.17%	1.25%	(2.93%)
Short Duration Bond
2012	$11.12	390,496	$4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
2009	10.73	2,392,610	25,662,985	2.93%	1.25%	7.31%
2008	10.00	2,810,122	28,088,536	3.60%	1.25%	(6.27%)
Emerging Markets Debt (6)
05/15/2012 - 12/31/2012	$10.97	7,276	$79,797	7.59%	1.25%	11.57%
American Funds Growth
2012	$13.72	516,622	$7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
2009	10.76	1,953,330	21,010,534	0.11%	1.25%	37.14%
2008	7.84	3,215,702	25,221,671	0.56%	1.25%	(44.88%)
American Funds Growth-Income
2012	$12.34	657,753	$8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
2009	10.08	2,722,673	27,441,185	1.18%	1.25%	29.11%
2008	7.81	3,136,495	24,483,770	1.18%	1.25%	(38.85%)
Comstock
2012	$11.63	463,668	$5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
2009	9.01	3,551,562	32,009,797	1.41%	1.25%	27.08%
2008	7.09	3,635,891	25,787,383	1.79%	1.25%	(37.58%)
Dividend Growth
2012	$12.84	610,856	$7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
2009	10.18	1,309,439	13,325,042	1.39%	1.25%	30.76%
2008	7.78	2,384,303	18,555,955	0.94%	1.25%	(39.83%)

See Notes to Financial Statements	See explanation of references on page H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period Ended	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Equity Index
2012	$42.97	1,256,079	$53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
2009	32.96	3,139,035	103,465,005	1.78%	1.25%	24.79%
2008	26.41	2,916,584	77,034,251	1.83%	1.25%	(38.13%)
Focused 30
2012	$12.99	331,909	$4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
2009	10.98	929,056	10,201,671	0.00%	1.25%	48.56%
2008	7.39	1,498,953	11,079,086	0.05%	1.25%	(50.76%)
Growth LT
2012	$39.72	1,517,528	$60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
2009	33.38	2,733,071	91,223,474	1.06%	1.25%	35.58%
2008	24.62	3,139,764	77,296,297	0.48%	1.25%	(41.69%)
Large-Cap Growth
2012	$7.81	638,639	$4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
2009	5.92	3,284,127	19,455,329	0.07%	1.25%	38.75%
2008	4.27	2,072,705	8,849,310	0.00%	1.25%	(51.09%)
Large-Cap Value
2012	$15.94	866,337	$13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
2009	12.44	4,475,859	55,701,254	2.07%	1.25%	21.60%
2008	10.23	4,201,223	42,995,694	1.63%	1.25%	(35.61%)
Long/Short Large-Cap
2012	$10.25	94,598	$969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
2009	8.25	2,434,755	20,077,823	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,695,846	11,100,938	0.88%	1.25%	(34.54%)
Main Street Core
2012	$37.28	1,825,641	$68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
2009	28.34	2,281,914	64,672,468	1.44%	1.25%	27.75%
2008	22.19	2,955,344	65,564,339	1.26%	1.25%	(39.63%)
Mid-Cap Equity
2012	$22.61	598,737	$13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
2009	18.71	2,171,221	40,631,358	0.98%	1.25%	37.92%
2008	13.57	3,968,767	53,850,597	1.45%	1.25%	(39.76%)
Mid-Cap Growth
2012	$10.07	722,400	$7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
2009	7.91	2,714,633	21,485,026	0.35%	1.25%	57.35%
2008	5.03	2,455,481	12,350,787	0.10%	1.25%	(49.00%)
Mid-Cap Value
2012	$16.55	62,383	$1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,251,900	16,432,926	1.00%	1.25%	31.26%
Small-Cap Equity
2012	$17.07	63,526	$1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
2009	13.18	792,321	10,439,659	0.69%	1.25%	28.60%
2008	10.25	954,808	9,782,862	0.56%	1.25%	(27.03%)
Small-Cap Growth
2012	$13.54	581,838	$7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
2009	10.20	1,608,775	16,406,069	0.00%	1.25%	45.61%
2008	7.00	1,997,598	13,990,487	0.00%	1.25%	(47.77%)

See Notes to Financial Statements	See explanation of references on page H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period Ended	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Small-Cap Index
2012	$18.80	632,785	$11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
2009	13.92	1,057,562	14,722,923	1.14%	1.25%	26.60%
2008	11.00	1,322,595	14,544,121	1.58%	1.25%	(35.84%)
Small-Cap Value
2012	$25.54	213,076	$5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
2009	18.61	693,576	12,910,736	2.41%	1.25%	25.60%
2008	14.82	838,316	12,424,480	2.41%	1.25%	(29.12%)
Health Sciences
2012	$19.28	359,843	$6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
2009	11.54	317,079	3,658,365	0.12%	1.25%	25.65%
2008	9.18	363,465	3,337,595	0.96%	1.25%	(29.06%)
Real Estate
2012	$39.33	219,620	$8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
2009	25.36	568,251	14,413,581	2.06%	1.25%	30.63%
2008	19.42	650,259	12,626,429	3.20%	1.25%	(40.74%)
Technology
2012	$6.03	317,059	$1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
2009	5.06	718,684	3,633,723	0.00%	1.25%	50.68%
2008	3.36	451,193	1,514,016	0.11%	1.25%	(52.24%)
Emerging Markets
2012	$32.10	613,911	$19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%
2009	26.32	1,586,387	41,746,577	0.88%	1.25%	82.50%
2008	14.42	1,943,063	28,017,809	1.42%	1.25%	(48.34%)
International Large-Cap
2012	$11.41	1,113,642	$12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
2009	9.75	4,715,557	45,970,234	1.53%	1.25%	31.95%
2008	7.39	6,009,876	44,401,090	2.00%	1.25%	(36.16%)
International Small-Cap
2012	$8.77	160,574	$1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
2009	6.96	1,681,809	11,706,762	1.38%	1.25%	28.66%
2008	5.41	1,758,815	9,515,505	1.99%	1.25%	(48.49%)
International Value
2012	$15.93	2,135,574	$34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
2009	15.71	4,493,350	70,594,800	2.09%	1.25%	26.41%
2008	12.43	5,942,024	73,849,548	2.66%	1.25%	(48.43%)
Currency Strategies (6)
11/08/2012 - 12/31/2012	$9.86	311	$3,063	0.00%	1.25%	0.96%
Global Absolute Return (6)
12/14/2012 - 12/31/2012	$9.95	841	$8,366	0.00%	1.25%	0.52%
Precious Metals (6)
11/08/2012 - 12/31/2012	$8.55	756	$6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
2012	$16.18	170,975	$2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71,185	913,637	2.64%	1.25%	25.86%
Pacific Dynamix - Conservative Growth
2012	$13.55	66,290	$898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	32,676	370,226	4.97%	1.25%	12.67%
Pacific Dynamix - Moderate Growth
2012	$14.36	197,044	$2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46,388	550,183	4.63%	1.25%	7.39%

See Notes to Financial Statements	See explanation of references on page H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period Ended	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Pacific Dynamix - Growth
2012	$15.09	201,445	$3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27,389	337,729	1.32%	1.25%	20.04%
Portfolio Optimization Conservative
2012	$10.73	4,776,681	$51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-
Conservative
2012	$10.58	6,295,721	$66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
2012	$10.40	17,108,972	$177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
2012	$10.21	11,293,959	$115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
2012	$10.00	4,500,011	$44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
2012	$16.27	483,083	$7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17,071	215,595	4.54%	1.25%	25.09%
AllianceBernstein VPS Balanced Wealth Strategy Class B
2012	$10.15	186,593	$1,894,794	1.89%	1.25%	11.96%
2011	9.07	199,208	1,806,737	2.43%	1.25%	(4.26%)
2010	9.47	280,558	2,657,718	2.57%	1.25%	8.93%
2009	8.70	298,482	2,595,777	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	209,573	1,482,909	2.66%	1.25%	(29.69%)
BlackRock Global Allocation V.I. Class III
2012	$10.58	1,723,178	$18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
2009	9.45	1,853,531	17,510,800	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	834,774	6,604,129	2.40%	1.25%	(20.89%)
Fidelity VIP FundsManager 60% Service Class 2 (6)
05/02/2012 - 12/31/2012	$10.23	3,876	$39,638	1.91%	1.25%	2.26%
First Trust/Dow Jones Dividend & Income Allocation (6)
10/03/2012 - 12/31/2012	$10.35	2,463	$25,494	2.50%	1.25%	(0.04%)
Franklin Templeton VIP Founding Funds Allocation Class 4
2012	$10.21	159,856	$1,631,934	2.71%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
2009	8.49	199,163	1,690,857	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109,324	722,576	3.04%	1.25%	(34.26%)
GE Investments Total Return Class 3
2012	$14.35	62,075	$890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	20,734	259,693	3.64%	1.25%	28.72%
MFS Total Return Series - Service Class
2012	$10.42	15,837	$165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
PIMCO Global Multi-Asset - Advisor Class
2012	$11.17	233,329	$2,607,332	3.22%	1.25%	7.42%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%

See Notes to Financial Statements	See explanation of references on page H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-17 - H-20

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of fifty-five subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS Variable Insurance Trust, and PIMCO Variable Insurance Trust (collectively, the “Funds”). All fifty-five of the Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following six new Variable Accounts, all of which commenced operations during 2012:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on
Emerging Markets Debt	May 15, 2012	Precious Metals	November 8, 2012
Currency Strategies	November 8, 2012	Fidelity VIP FundsManager 60% Service Class 2	May 2, 2012
Global Absolute Return	December 14, 2012	First Trust/Dow Jones Dividend & Income Allocation	October 3, 2012

Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) in 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The net assets of the Invesco V.I. Global Multi-Asset Fund Series II, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco Balanced-Risk Allocation Series II, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “Reorganization”). The Reorganization took place on April 29, 2011. In connection with the Reorganization, a total of 30,411 outstanding accumulation units (valued at $449,400) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 31,949 accumulation units with equal value of the Invesco Balanced-Risk Allocation Series II Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.99% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2012, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$9,183,229	$14,100,979	Small-Cap Equity	$501,706	$880,495
Diversified Bond	1,072,135	2,142,643	Small-Cap Growth	2,243,454	2,840,814
Floating Rate Loan	368,303	1,291,697	Small-Cap Index	1,109,499	2,631,025
High Yield Bond	7,181,241	6,516,679	Small-Cap Value	1,305,281	1,739,598
Inflation Managed	9,597,115	7,500,512	Health Sciences	2,262,971	1,952,328
Inflation Protected	615,900	896,066	Real Estate	3,339,524	3,940,298
Managed Bond	6,101,588	15,134,062	Technology	872,418	962,972
Short Duration Bond	904,701	1,579,351	Emerging Markets	4,871,083	3,824,618
Emerging Markets Debt (1)	79,458	972	International Large-Cap	1,374,038	2,907,866
American Funds Growth	1,066,087	3,083,242	International Small-Cap	624,517	299,746
American Funds Growth-Income	578,249	1,849,353	International Value	2,307,777	5,251,841
Comstock	1,669,854	1,433,781	Currency Strategies (1)	3,034	6
Dividend Growth	1,385,165	2,368,572	Global Absolute Return (1)	8,323	5
Equity Index	2,561,588	8,900,030	Precious Metals (1)	6,950	11
Focused 30	1,619,134	1,624,061	American Funds Asset Allocation	2,615,566	1,400,879
Growth LT	22,226,710	9,384,397	Pacific Dynamix - Conservative Growth	222,773	312,465
Large-Cap Growth	3,160,162	1,469,209	Pacific Dynamix - Moderate Growth	746,121	783,253
Large-Cap Value	2,560,200	3,866,104	Pacific Dynamix - Growth	536,893	153,922
Long/Short Large-Cap	327,021	566,010	Portfolio Optimization Conservative	7,100,790	15,779,530
Main Street Core	4,516,447	9,825,126	Portfolio Optimization Moderate-Conservative	10,171,097	14,134,905
Mid-Cap Equity	3,863,977	3,170,138	Portfolio Optimization Moderate	18,065,369	32,578,171
Mid-Cap Growth	3,850,850	4,315,407	Portfolio Optimization Growth	3,775,872	19,921,723
Mid-Cap Value	1,265,925	967,611	Portfolio Optimization Aggressive-Growth	2,026,796	9,917,260

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Invesco V.I. Balanced-Risk Allocation Series II	$2,286,986	$1,343,882	Franklin Templeton VIP Founding Funds Allocation Class 4	$173,056	$200,386
AllianceBernstein VPS Balanced Wealth Strategy Class B	104,710	213,411	GE Investments Total Return Class 3	80,862	517,454
BlackRock Global Allocation V.I. Class III	2,054,505	3,679,896	MFS Total Return Series - Service Class	267,070	146,581
Fidelity VIP FundsManager 60% Service Class 2 (1)	42,306	3,221	PIMCO Global Multi-Asset - Advisor Class	761,321	861,554
First Trust/Dow Jones Dividend & Income Allocation (1)	75,645	50,100

(1)	Operations commenced during 2012 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings
Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2012 and 2011 were as follows:

	2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease) (1)
Cash Management	744,503	(1,046,728)	(302,225)	1,509,993	(1,810,619)	(300,626)
Diversified Bond	91,357	(183,107)	(91,750)	439,640	(3,821,363)	(3,381,723)
Floating Rate Loan	32,992	(143,989)	(110,997)	365,894	(1,928,491)	(1,562,597)
High Yield Bond	180,969	(204,076)	(23,107)	272,373	(772,009)	(499,636)
Inflation Managed	126,471	(222,154)	(95,683)	266,005	(1,973,349)	(1,707,344)
Inflation Protected (2)	55,764	(80,865)	(25,101)	243,258	(197,129)	46,129
Managed Bond	146,526	(450,769)	(304,243)	417,181	(2,496,358)	(2,079,177)
Short Duration Bond	89,417	(148,576)	(59,159)	280,826	(2,356,373)	(2,075,547)
Emerging Markets Debt (3)	7,342	(66)	7,276
American Funds Growth	103,748	(255,362)	(151,614)	180,151	(1,086,388)	(906,237)
American Funds Growth-Income	48,829	(155,852)	(107,023)	101,045	(1,530,071)	(1,429,026)
Comstock	127,126	(133,456)	(6,330)	150,638	(2,773,665)	(2,623,027)
Dividend Growth	102,812	(199,196)	(96,384)	159,860	(1,310,959)	(1,151,099)
Equity Index	59,882	(227,117)	(167,235)	50,495	(914,223)	(863,728)
Focused 30	100,694	(131,810)	(31,116)	49,356	(232,230)	(182,874)
Growth LT	41,844	(250,453)	(208,609)	52,441	(696,244)	(643,803)
Large-Cap Growth	387,474	(244,540)	142,934	551,001	(2,911,800)	(2,360,799)
Large-Cap Value	169,338	(286,821)	(117,483)	351,807	(3,182,475)	(2,830,668)
Long/Short Large-Cap	17,075	(57,813)	(40,738)	136,058	(2,344,767)	(2,208,709)
Main Street Core	55,970	(282,639)	(226,669)	60,763	(807,482)	(746,719)
Mid-Cap Equity	54,424	(155,648)	(101,224)	97,566	(1,155,957)	(1,058,391)
Mid-Cap Growth	224,929	(461,633)	(236,704)	549,749	(2,022,042)	(1,472,293)
Mid-Cap Value	78,505	(64,160)	14,345	157,743	(1,163,833)	(1,006,090)
Small-Cap Equity	27,846	(55,804)	(27,958)	105,440	(880,803)	(775,363)
Small-Cap Growth	106,564	(234,947)	(128,383)	271,225	(894,119)	(622,894)
Small-Cap Index	59,094	(153,852)	(94,758)	41,610	(270,335)	(228,725)
Small-Cap Value	33,034	(78,457)	(45,423)	87,530	(450,133)	(362,603)
Health Sciences	117,707	(114,873)	2,834	203,741	(216,305)	(12,564)
Real Estate	88,845	(115,514)	(26,669)	79,813	(295,998)	(216,185)
Technology	140,993	(188,361)	(47,368)	304,956	(515,168)	(210,212)
Emerging Markets	119,833	(148,823)	(28,990)	141,704	(841,885)	(700,181)
International Large-Cap	184,995	(337,906)	(152,911)	269,792	(2,984,866)	(2,715,074)
International Small-Cap	75,652	(40,348)	35,304	129,510	(1,514,520)	(1,385,010)
International Value	165,711	(413,531)	(247,820)	247,545	(1,613,461)	(1,365,916)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease) (1)
Currency Strategies (3)	311	—	311
Global Absolute Return (3)	841	—	841
Precious Metals (3)	770	(14)	756
American Funds Asset Allocation	170,119	(89,053)	81,066	31,539	(31,380)	159
Pacific Dynamix - Conservative Growth	13,524	(23,622)	(10,098)	17,899	(18,702)	(803)
Pacific Dynamix - Moderate Growth	48,557	(53,352)	(4,795)	113,666	(57,726)	55,940
Pacific Dynamix - Growth	30,168	(10,178)	19,990	88,987	(25,685)	63,302
Portfolio Optimization Conservative (4)	681,745	(1,581,051)	(899,306)	6,889,657	(1,213,670)	5,675,987
Portfolio Optimization Moderate-Conservative (5)	1,109,795	(1,558,248)	(448,453)	8,439,888	(1,695,714)	6,744,174
Portfolio Optimization Moderate (5)	2,101,223	(3,662,191)	(1,560,968)	22,129,224	(3,459,284)	18,669,940
Portfolio Optimization Growth (6)	388,238	(2,090,468)	(1,702,230)	14,584,765	(1,588,576)	12,996,189
Portfolio Optimization Aggressive-Growth (7)	216,524	(1,051,870)	(835,346)	5,983,694	(648,337)	5,335,357
Invesco V.I. Balanced-Risk Allocation Series II	140,387	(79,167)	61,220	485,408	(83,022)	402,386
AllianceBernstein VPS Balanced Wealth Strategy Class B	8,844	(21,459)	(12,615)	3,542	(84,892)	(81,350)
BlackRock Global Allocation V.I. Class III	207,018	(373,531)	(166,513)	645,302	(655,094)	(9,792)
Fidelity VIP FundsManager 60% Service Class 2 (3)	4,167	(291)	3,876
First Trust/Dow Jones Dividend & Income Allocation (3)	7,291	(4,828)	2,463
Franklin Templeton VIP Founding Funds Allocation Class 4	16,113	(21,531)	(5,418)	20,796	(51,258)	(30,462)
GE Investments Total Return Class 3	5,200	(37,765)	(32,565)	30,501	(14,177)	16,324
MFS Total Return Series - Service Class (8)	26,670	(14,453)	12,217	3,634	(14)	3,620
PIMCO Global Multi-Asset - Advisor Class	64,961	(79,892)	(14,931)	207,744	(102,701)	105,043

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced on June 28, 2011.
(3)	Operations commenced during 2012 (See Note 1).
(4)	Operations commenced on May 5, 2011.
(5)	Operations commenced on May 3, 2011.
(6)	Operations commenced on May 12, 2011.
(7)	Operations commenced on June 24, 2011.
(8)	Operations commenced on May 9, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock® Global Allocation V.I. Class III, Fidelity® VIP FundsManager® 60% Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, MFS® Total Return Series - Service Class, and PIMCO Global Multi-Asset – Advisor Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2012 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports

as of December 31, 2012

• Pacific Select Fund

• Pacific Select Variable Annuity

  Separate Account of

  Pacific Life Insurance Company

Form No.	302-13A